                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-11235
                                                               File No. 811-4977

                                                                        -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                        -----
                                                                        -----
     Pre-Effective Amendment No.
                                                                        -----
                                                                        -----
     Post-Effective Amendment No.   27                                  X
                                    --                                  -----
                                       AND
                                                                        -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                        -----


     Amendment No.   27
                     --


                          VOYAGEUR INSURED FUNDS, INC.
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                       19103
----------------------------------------------                     ----------
  (Address of Principal Executive Offices)                         (Zip Code)

Registrant's Telephone Number, including Area Code:           (215) 255-2923
                                                              --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
    ------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                       December 29, 1998
                                                           -----------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)
      -------
               on (date) pursuant to paragraph (b)
      -------
         X     60 days after filing pursuant to paragraph (a)(1)
      -------
               on (date) pursuant to paragraph (a)(1)
      -------
               75 days after filing pursuant to paragraph (a)(2)
      -------
               on (date) pursuant to paragraph (a)(2) of Rule 485
      -------

If appropriate:

               this post-effective amendment designates a new effective date ------- for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      Arizona Insured Tax-Free Fund A Class
                      Arizona Insured Tax-Free Fund B Class
                      Arizona Insured Tax-Free Fund C Class
                     Colorado Insured Tax-Free Fund A Class
                     Colorado Insured Tax-Free Fund B Class
                     Colorado Insured Tax-Free Fund C Class
                         Minnesota Insured Fund A Class
                         Minnesota Insured Fund B Class
                         Minnesota Insured Fund C Class

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 27 to Registration File No. 33-11235 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheets(1)

          4.     Part A - Prospectus(2)

          5.     Part B - Statement of Additional Information(2)

          6.     Part C - Other Information(2)(3)

          7.     Signatures

(1) This Post-Effective Amendment relates to the Registrant's three series of shares and their classes: Minnesota Insured Fund - Minnesota Insured Fund A Class, Minnesota Insured Fund B Class, Minnesota Insured Fund C Class; Arizona Insured Tax-Free Fund - Arizona Insured Tax-Free Fund A Class, Arizona Insured Tax-Free Fund B Class, Arizona Insured Tax-Free Fund C Class; and Colorado Insured Tax-Free Fund - Colorado Insured Tax-Free Fund A Class, Colorado Insured Tax-Free Fund B Class, Colorado Insured Tax-Free Fund C Class. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information dated December 29, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post- Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.        Description                                                             Location in Prospectus*
--------        -----------                                                             -----------------------


     1          Cover Page.................................................                   Cover Page

     2          Synopsis...................................................               Synopsis; Summary
                                                                                              of Expenses

     3          Condensed Financial Information............................              Financial Highlights

     4          General Description of Registrant..........................            Investment Objectives and
                                                                                      Policies; Classes of Shares

     5          Management of the Fund.....................................             Management of the Funds

     6          Capital Stock and Other Securities.........................                  The Delaware
                                                                                       Difference; Dividends and
                                                                                     Distributions; Taxes; Classes
                                                                                               of Shares

     7          Purchase of Securities Being Offered.......................             Cover Page; How to Buy
                                                                                        Shares; Calaculation of
                                                                                     Offering Price and Net Asset
                                                                                      Value Per Share; Management
                                                                                             of the Funds

     8          Redemption or Repurchase...................................               How to Buy Shares;
                                                                                        Redemption and Exchange

     9          Legal Proceedings..........................................                      None


* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B


                                                                                       Location in Statement of
Item No.        Description                                                             Additional Information*
--------        -----------                                                             -----------------------



    10          Cover Page.................................................                   Cover Page

    11          Table of Contents..........................................                Table of Contents

    12          General Information and History............................                  Inapplicable

    13          Investment Objectives and Policy...........................               Investment Policies
                and Restrictions

    14          Management of the Registrant...............................             Officers and Directors

    15          Control Persons and Principal Holders of Securities                     Officers and Directors

    16          Investment Advisory and Other Services.....................             Officers and Directors;
                                                                                         Investment Management
                                                                                      Agreements and Sub-Advisory
                                                                                   Agreements; General Information;
                                                                                         Financial Statements

    17          Brokerage Allocation.......................................         Trading Practices and Brokerage

    18          Capital Stock and Other Securities.........................               Capitalization and
                                                                                         Noncumulative Voting
                                                                                      (under General Information)

    19          Purchase, Redemption and Pricing of Securities
                Being Offered..............................................               Purchasing Shares;
                                                                                      Determining Offering Price
                                                                                         and Net Asset Value;
                                                                                      Redemption and Repurchase;
                                                                                          Exchange Privilege

    20          Tax Status.................................................              Distributions; Taxes

    21          Underwriters...............................................                Purchasing Shares

    22          Calculation of Performance Data............................             Performance Information

    23          Financial Statements.......................................              Financial Statements

* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C


Item No.        Description                                                             Location in Part C
--------        -----------                                                             -----------------------

    24          Financial Statements and Exhibits...................................           Item 24

    25          Persons Controlled by or under Common Control
                with Registrant.....................................................           Item 25

    26          Number of Holders of Securities.....................................           Item 26

    27          Indemnification.....................................................           Item 27

    28          Business and Other Connections of Investment Adviser................           Item 28*

    29          Principal Underwriters..............................................           Item 29*

    30          Location of Accounts and Records....................................           Item 30

    31          Management Services.................................................           Item 31

    32          Undertakings........................................................           Item 32

* Items 28 and 29 to Part C are included in and hereby incorporated by reference to Post-Effective Amendment No. 21 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                                     PART C

                                Other Information


Item 24.       Financial Statements and Exhibits

               (a)      Financial Statements:

                        Part A      -   Financial Highlights

                       *Part B      -   Statement of Net Assets
                                        Statement of Operations
                                        Statements of Changes in Net Assets
                                        Notes to Financial Statements
                                        Accountant's Report

               * The financial statements and Accountant's Report listed above relating to Voyageur Insured Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended August 31, 1998.

               (b) Exhibits:

                        (1)     Articles of Incorporation.

                                (a) Certificate of Amendment to the Amended and Restated Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to
                                         Post-Effective Amendment No. 23 filed
                                         April 30, 1996.

                                (b) Certificate of Designation incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

                                (c) Certificate of Designation (February 27, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed March 1, 1995.

                        (2) By-Laws. By-Laws, as amended (January 24, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

                        (3)     Voting Trust Agreement. Inapplicable.

                        (4) Copies of All Instruments Defining the Rights of Holders.

                                (a) Articles of Incorporation and Articles Supplementary.

                                         (i)      Article VI of Amended and
                                                  Restated Articles of
                                                  Incorporation (November 22,
                                                  1993) incorporated into this
                                                  filing by reference to Post-
                                                  Effective Amendment No. 23
                                                  filed April 30, 1996.

PART C - Other Information
(Continued)

                                         (ii)     Certificate of Designation
                                                  incorporated into this filing
                                                  by reference to Post-Effective
                                                  Amendment No. 23 filed April
                                                  30, 1996.

                                         (iii)    Certificate of Designation
                                                  (February 27, 1995)
                                                  incorporated into this filing
                                                  by reference to Post-Effective
                                                  Amendment No. 22 filed March
                                                  1, 1995.

                                (b)      By-Laws.

                                         (i)      Article II incorporated into
                                                  this filing by reference to
                                                  Post-Effective Amendment No.
                                                  23 filed April 30, 1996.

                        (5)     Investment Management Agreement.

                                (a) Investment Management Agreement (April 30, 1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free Colorado Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                (b) Investment Management Agreement (April 30, 1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Minnesota Insured Fund and Tax-Free Arizona Insured Fund incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                        (6)     (a)      Distribution Agreement.

                                         (i)      Proposed Distribution
                                                  Agreement (1997) between
                                                  Delaware Distributors, L.P.
                                                  and the Registrant on behalf
                                                  of each Fund incorporated into
                                                  this filing by reference to
                                                  Post-Effective Amendment No.
                                                  25 filed August 28, 1997.

                                (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                         1995) (Module) incorporated into this
                                         filing by reference to Post- Effective
                                         Amendment No. 25 filed August 28, 1997.

                        (7) Bonus, Profit Sharing, Pension Contracts. Inapplicable.

PART C - Other Information
(Continued)

                        (8)     Custodian Agreement.

                                (a) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

                        (9)     Other Material Contracts.

                                (a) Shareholder Services Agreement (1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

                                (b)      Executed Fund Accounting Agreement
                                         (August 19, 1996) between Delaware
                                         Service Company, Inc. and the
                                         Registrant on behalf of each Fund
                                         (Module) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 25 filed August 28, 1997.

                                         (i)      Executed Amendment No. 9
                                                  (March 31, 1998) to Schedule A
                                                  to Delaware Group of Funds
                                                  Fund Accounting Agreement
                                                  attached as Exhibit.

                                         (ii)     Form of Amendment No. 10
                                                  (1998) to Schedule A to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                                         (iii)    Form of Amendment No. 11
                                                  (1998) to Schedule A to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                                         (iv)     Form of Amendment No. 12
                                                  (1998) to Schedule A to
                                                  Delaware Group of Funds Fund
                                                  Accounting Agreement attached
                                                  as Exhibit.

                        (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed April 29, 1998.

                        (11)    Consent of Auditors. Attached as Exhibit.

                        (12)    Inapplicable.

                        (13) Letter of Investment Intent incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on April 20, 1987.

                        (14)    Inapplicable.

                        (15)    Plans under Rule 12b-1.

                                (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997) of Voyageur Insured Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

PART C - Other Information
(Continued)

                        (16) Schedules of Computation for each Performance Quotation.

                                (a)      Schedules of Computation of Fund
                                         performance for each Fund incorporated
                                         into this filing by reference to
                                         Post-Effective Amendment No. 23 filed
                                         April 30, 1996.

                        (17)    Financial Data Schedules. To be filed by
                                Amendment.

                        (18)    Plan under Rule 18f-3.

                                (a) Plan under Rule 18f-3 (June 19, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed Arpil 29, 1998.

                        (19)    Other: Directors' Power of Attorney.
                                Incorporated into this filing by reference to Post- Effective Amendment No. 26 filed April 29, 1998.

Item 25.                    Persons Controlled by or under Common Control with
                            Registrant.  None.

Item 26.                    Number of Holders of Securities.


                        (1)                                                           (2)

                                                                               Number of
                Title of Class                                                 Record Holders
                --------------                                                 --------------

                Voyageur Insured Funds, Inc.'s
                Minnesota Insured Fund:

                Minnesota Insured Fund A Shares:
                Common Stock Par Value                                         6,455 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Minnesota Insured Fund B Shares:
                Common Stock Par Value                                         254 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Minnesota Insured Fund C Shares:
                Common Stock Par Value                                         108 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Voyageur Insured Funds, Inc.'s
                Arizona Insured Tax-Free Fund:

                Tax-Free Arizona Insured Fund Class A Shares:
                Common Stock Par Value                                         3,247 Accounts
                $.01 Per Share                                                 as of September 30, 1998

PART C - Other Information
(Continued)

                        (1)                                                           (2)

                                                                               Number of
                Title of Class                                                 Record Holders
                --------------                                                 --------------


                Tax-Free Arizona Insured Fund Class B Shares:
                Common Stock Par Value                                         87 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Tax-Free Arizona Insured Fund Class C Shares:
                Common Stock Par Value                                         16 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Voyageur Insured Funds, Inc.'s
                Tax-Free Colorado Insured Fund:

                Tax-Free Colorado Insured Fund Class A Shares:
                Common Stock Par Value                                         0 Accounts
                $.01 Per Share                                                 as of September 30, 1998

                Tax-Free Colorado Insured Fund Class B Shares:
                Common Stock Par Value                                         1 Account
                $.01 Per Share                                                 as of September 30, 1998

                Tax-Free Colorado Insured Fund Class C Shares:
                Common Stock Par Value                                         0 Accounts
                $.01 Per Share                                                 as of September 30, 1998


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

Item 28.        Business and Other Connections of Investment Adviser.

                Incorporated into this filing by reference to Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

Item 29.        Principal Underwriters.

                Incorporated into this filing by reference to Post-Effective Amendment No. 21 to the Registration Statement of Voyageur Mutual Funds, Inc. filed October 29, 1998.

PART C - Other Information
(Continued)

Item 30.        Location of Accounts and Records.

                All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.        Management Services.  None.

Item 32.        Undertakings.

                (a)      Inapplicable.

                (b)      Inapplicable.

                (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of October, 1998.


                                       VOYAGEUR INSURED FUNDS, INC.

                                          By   /s/ Wayne A. Stork
                                               -------------------------------
                                                Wayne A. Stork
                                                   Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                    Signature                                    Title                                   Date
                    ---------                                    -----                                   ----


/s/ Wayne A. Stork                                  Chairman of the Board and Director               October 27, 1998
-----------------------------------------
Wayne A. Stork

                                                    Executive Vice President/Chief Operating
                                                    Officer/Chief Financial Officer
                                                    (Principal Financial Officer and
/s/ David K. Downes                                 Principal Accounting Officer)                    October 27, 1998
-----------------------------------------
David K. Downes


/s/Walter P. Babich                     *           Director                                         October 27, 1998
-----------------------------------------
Walter P. Babich


/s/Anthony D. Knerr                     *           Director                                         October 27, 1998
-----------------------------------------
Anthony D. Knerr


/s/Ann R. Leven                         *           Director                                         October 27, 1998
-----------------------------------------
Ann R. Leven


/s/W. Thacher Longstreth                *           Director                                         October 27, 1998
-----------------------------------------
W. Thacher Longstreth


/s/Thomas F. Madison                    *           Director                                         October 27, 1998
-----------------------------------------
Thomas F. Madison


/s/Jeffrey J. Nick                      *           Director                                         October 27, 1998
-----------------------------------------
Jeffrey J. Nick


/s/Charles E. Peck                      *           Director                                         October 27, 1998
-----------------------------------------
Charles E. Peck

                                                                    *By /s/ Wayne A. Stork
                                                                        ---------------------------
                                                                         Wayne A. Stork
                                                                     as Attorney-in-Fact for
                                                                  each of the persons indicated



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.              Exhibit
-----------              -------

EX-99.B9BI              Executed Amendment No. 9 (March 31, 1998) to Schedule A
                        to Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII             Form of Amendment No. 10 (1998) to Schedule A to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BIII            Form of Amendment No. 11 (1998) to Schedule A to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BIV             Form of Amendment No. 12 (1998) to Schedule A to
                        Delaware Group of Funds Fund Accounting Agreement

EX-99.B11               Consent of Auditors